Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 6 months ended Jun. 30, 2015 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2014	60,106,780	60,106,780
Balance at Dec. 31, 2014	$ 950,206	$ 5,037	$ 327,234	$ 305	$ (37,555)	$ 655,185
Comprehensive Income:
Net income	114,454					114,454
Currency translation adjustment	(22,152)				(22,152)
Currency impact of long term funding	9,236				9,236
Tax on currency impact of long term funding	(21)				(21)
Unrealized capital gain - investments	176				175
Total comprehensive income	101,692				(12,762)	114,454
Exercise of share options (in shares)		422,255
Exercise of share options	11,009	$ 29	10,980
Issue of restricted share units (in shares)		222,805
Issue of restricted share units	15		15
Share issuance costs	(4)		(4)
Non-cash stock compensation expense	15,012		15,012
Share Repurchase Programme (in shares)		(882,419)
Share Repurchase Programme	(57,892)	$ (58)		58		(57,892)
Share Repurchase Costs	(289)					(289)
Tax benefit on exercise of options	$ 2,463		2,463
Balance (in shares) at Jun. 30, 2015	59,869,421	59,869,421
Balance at Jun. 30, 2015	$ 1,022,212	$ 5,008	$ 355,700	$ 363	$ (50,317)	$ 711,458